Offerings	Jul. 31, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.90% Senior Notes due 2034
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	996.14
Maximum Aggregate Offering Price	$ 996,140,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,030.26
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-281071) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.40% Senior Notes due 2054
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	997.90
Maximum Aggregate Offering Price	$ 798,320,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 117,832.03
Offering Note	See Offering Note 1